Long-Term Debt - Future contractual maturities of credit facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Year ending December 31:
2022	$ 12,273
2023	10,309
2024	2,065
2025	6,320
2026	2,577
Thereafter	1,586
Total	$ 35,130	$ 13,495